Inventories	6 Months Ended
Jun. 30, 2019
Inventories
Inventories	4. Inventories

	6/30/2019	12/31/2018
	(€ in thousands)
Raw materials and merchandise	3,994	4,628
Work in progress	8,180	5,436
Total	12,174	10,064